BANK FINANCIAL ASSETS AND LIABILITIES - Bank deposits and loans to customers (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 92,842	₽ 63,038
Less: current portion	(39,370)	(32,385)
Bank deposits and loans to customers, non-current	53,472	30,653
Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	102,873	70,767
Allowance for ECL
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	(10,031)	(7,729)
Loans to customers | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	99,990	68,132
Due from banks | Carrying value
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 2,883	₽ 2,635